Sterling Capital Quality Income Fund

Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 20.1%
$ 310,376
Aegis Asset Backed Securities Trust, Series
2005-5, Class 1A4, 0.792%, (LIBOR
USD 1-Month plus 0.70%), 12/25/35(a)
$ 310,336
230,000
AmeriCredit Automobile Receivables
Trust, Series 2019-2, Class B, 2.540%,
7/18/24 .......................
235,062
351,000
AmeriCredit Automobile Receivables
Trust, Series 2019-2, Class C, 2.740%,
4/18/25 .......................
363,359
225,000
AmeriCredit Automobile Receivables
Trust, Series 2020-3, Class B, 0.760%,
12/18/25 .......................
225,551
26,127
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates, Series 2005-W3,
Class A2D, 0.772%, (LIBOR USD
1-Month plus 0.68%), 11/25/35(a) ....
26,099
258,962
ARI Fleet Lease Trust, Series 2018-A,
Class A3, 2.840%, 10/15/26(b) .......
261,165
300,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2017-2A, Class A, 2.970%,
3/20/24(b) .....................
311,361
500,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2021-1A, Class A, 1.380%,
8/20/27(b) .....................
499,484
23,596
Bear Stearns Asset Backed Securities I
Trust, Series 2004-HE11, Class M2,
1.667%, (LIBOR USD 1-Month plus
1.58%), 12/25/34(a) ..............
23,652
350,000
Carvana Auto Receivables Trust, Series
2021-P1, Class A4, 0.860%, 1/11/27 ...
350,325
41,360
Chesapeake Funding II, LLC, Series 2018-
3A, Class A1, 3.390%, 1/15/31(b) ....
42,216
450,000
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.150%, 6/15/39 ..
633,685
5,948
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.948%,
6/25/37 .......................
6,011
3,987
Encore Credit Receivables Trust, Series
2005-4, Class M2, 0.752%, (LIBOR
USD 1-Month plus 0.66%), 1/25/36(a) .
3,987
375,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(b) .
374,163
350,000
Ford Credit Auto Owner Trust 2020-
REV1, Series 2020-1, Class A, 2.040%,
8/15/31(b) .....................
363,372
642,000
Ford Credit Auto Owner Trust 2020-
REV2, Series 2020-2, Class A, 1.060%,
4/15/33(b) .....................
641,562
145,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A4,
0.550%, 12/15/26(b) ..............
144,392
11,428
GSAMP Trust, Series 2006-SEA1, Class
M1, 0.842%, (LIBOR USD 1-Month
plus 0.75%), 5/25/36(a)(b) ..........
11,423
595,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(b)
594,206
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 83,642
Home Equity Asset Trust, Series 2005-
7, Class M1, 0.767%, (LIBOR USD
1-Month plus 0.68%), 1/25/36(a) .....
$ 83,579
23,592
Home Equity Asset Trust, Series 2005-
8, Class M1, 0.522%, (LIBOR USD
1-Month plus 0.65%), 2/25/36(a) .....
23,581
90,076
JP Morgan Mortgage Acquisition Corp.,
Series 2005-OPT1, Class M2, 0.797%,
(LIBOR USD 1-Month plus 0.71%),
6/25/35(a) .....................
90,079
630,000
OneMain Financial Issuance Trust 2019-
2, Series 2019-2A, Class A, 3.140%,
10/14/36(b) ....................
677,229
480,000
OneMain Financial Issuance Trust 2021-1,
Series 2021-1A, Class A1, 1.550%,
6/16/36(b) .....................
482,114
99,835
Park Place Securities, Inc. Asset-Backed
Pass Through Certificates, Series 2005-
WCW3, Class M1, 0.812%, (LIBOR
USD 1-Month plus 0.72%), 8/25/35(a) .
100,156
160,866
Park Place Securities, Inc. Asset-Backed
Pass Through Certificates, Series 2005-
WHQ2, Class M2, 0.782%, (LIBOR
USD 1-Month plus 0.69%), 5/25/35(a) .
160,986
400,000
Santander Drive Auto Receivables Trust,
Series 2020-3, Class B, 0.690%, 3/17/25
401,156
530,000
Santander Drive Auto Receivables Trust,
Series 2020-3, Class C, 1.120%, 1/15/26
534,651
300,000
Santander Drive Auto Receivables Trust,
Series 2020-4, Class B, 0.730%, 3/17/25
301,282
221,111
Saxon Asset Securities Trust, Series 2004-
3, Class M1, 0.992%, (LIBOR USD
1-Month plus 0.90%), 12/26/34(a) ....
220,092
500,000
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 2.540%,
5/15/46(b) .....................
516,591
500,000
Toyota Auto Loan Extended Note Trust
2021-1, Series 2021-1A, Class A,
1.070%, 2/27/34(b) ...............
500,524
81,978
U.S. Small Business Administration, Series
2010-20D, Class 1, 4.360%, 4/1/30 ....
89,452
Total Asset Backed Securities
(Cost $9,425,044) ................ 9,602,883
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.3%
74,277
Alternative Loan Trust, Series 2004-22CB,
Class 1A1, 6.000%, 10/25/34 ........
76,577
38,587
Citicorp Mortgage Securities, Inc., Series
2005-1, Class 1A4, 5.500%, 2/25/35 ...
39,397
9,830
Citigroup Mortgage Loan Trust, Inc., Series
2004-NCM2, Class 3CB2, 6.500%,
8/25/19 .......................
9,817

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 43,971
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2004-3, Class A4,
5.750%, 4/25/34 .................
$ 45,774
77,698
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates, Series
2004-1, Class 2A1, 6.500%, 2/25/34 ...
79,783
57,790
Fannie Mae, Series 2003-19, Class AR,
5.500%, 3/25/33 .................
65,760
192,600
Fannie Mae, Series 2003-21, Class OW,
4.000%, 3/25/33 .................
212,239
380,000
Fannie Mae, Series 2011-131, Class PB,
4.500%, 12/25/41 ................
436,136
413,950
Fannie Mae, Series 2011-74, Class QM,
4.500%, 11/25/40 ................
436,145
585,000
Fannie Mae, Series 2013-30, Class PY,
3.000%, 4/25/43 .................
605,054
605,211
Fannie Mae, Series 2013-91, Class DV,
3.000%, 10/1/26 .................
638,429
33,328
FirstKey Mortgage Trust, Series 2014-1,
Class A12, 3.500%, 11/25/44(b)(c) ....
33,960
99,609
Freddie Mac, Series 2485, Class WG,
6.000%, 8/15/32 .................
114,987
149,226
Freddie Mac, Series 3440, Class EM,
5.000%, 4/15/38 .................
168,325
500,000
Freddie Mac, Series 3714, Class PB,
4.750%, 8/15/40 .................
598,415
26,572
Freddie Mac, Series 3803, Class PJ,
4.250%, 1/15/41 .................
27,894
200,000
Freddie Mac, Series 3815, Class TB,
4.500%, 2/15/41 .................
232,832
237,113
Freddie Mac, Series 3816, Class HM,
4.500%, 5/15/40 .................
259,561
400,000
Freddie Mac, Series 3989, Class JW,
3.500%, 1/15/42 .................
435,115
300,000
Freddie Mac, Series 4094, Class ME,
2.500%, 8/15/42 .................
310,732
195,000
Freddie Mac, Series 4097, Class CU,
1.500%, 8/15/27 .................
196,463
431,946
Freddie Mac, Series 4136, Class HZ,
3.500%, 11/15/27 ................
470,442
212,000
Freddie Mac, Series 4160, Class HH,
2.500%, 12/15/32 ................
216,761
209,051
Freddie Mac, Series 4173, Class NB,
3.000%, 3/15/43 .................
224,035
64,644
Freddie Mac, Series 4293, Class MH,
3.000%, 12/15/41 ................
68,436
95,482
Freddie Mac, Series 4508, Class UZ,
3.000%, 7/15/43 .................
98,557
500,000
Freddie Mac, Series 4650, Class BC,
3.500%, 5/15/43 .................
516,512
351,648
Freddie Mac Strips, Series 219, Class PO,
3/1/32 ........................
334,065
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 8,015
Galton Funding Mortgage Trust, Series
2018-1, Class A43, 3.500%, 11/25/57(b)
(c) ...........................
$ 8,027
20,504
Galton Funding Mortgage Trust, Series
2018-2, Class A41, 4.500%, 10/25/58(b)
(c) ...........................
20,578
75,862
Ginnie Mae, Series 2004-69, Class GC,
5.500%, 4/20/34 .................
86,175
16,442
Ginnie Mae, Series 2010-85, Class DQ,
3.000%, 12/20/39 ................
16,801
180,479
MASTR Alternative Loan Trust, Series
2003-5, Class 8A1, 5.500%, 6/25/33 ...
184,424
27,483
MASTR Alternative Loan Trust, Series
2004-13, Class 3A1, 6.500%, 1/25/35 ..
25,217
19,867
RBSGC Mortgage Loan Trust, Series 2007-
B, Class 3A1, 3.828%, 7/25/35(c) .....
19,929
Total Collateralized Mortgage Obligations
(Cost $7,013,192) ................ 7,313,354
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 26.2%
211,492
Benchmark Mortgage Trust, Series 2020-
B18, Class A5, 1.925%, 7/15/53 ......
210,556
500,000
Benchmark Mortgage Trust, Series 2020-
B21, Class A5, 1.978%, 12/17/53 .....
497,996
589,000
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(c) .......
647,692
365,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.371%,
9/10/46(c) .....................
391,960
405,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class AS, 4.544%,
11/10/46 .......................
433,810
427,241
COMM 2012-CCRE1 Mortgage Trust,
Series 2012-CR1, Class A3, 3.391%,
5/15/45 .......................
433,308
476,228
COMM 2012-CCRE3 Mortgage Trust,
Series 2012-CR3, Class A3, 2.822%,
10/15/45 .......................
483,945
75,000
COMM 2013-CCRE11 Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%,
8/10/50 .......................
80,449
75,000
COMM 2013-CCRE13 Mortgage Trust,
Series 2013-CR13, Class A4, 4.194%,
11/10/46(c) .....................
80,724
75,000
COMM Mortgage Trust, Series 2012-CR1,
Class AM, 3.912%, 5/15/45 .........
76,510
201,000
COMM Mortgage Trust, Series 2014-
CR20, Class A4, 3.590%, 11/10/47 ....
216,456
520,000
COMM Mortgage Trust, Series 2014-
UBS2, Class A5, 3.961%, 3/10/47 ....
559,224
180,000
COMM Mortgage Trust, Series 2014-
UBS4, Class A5, 3.694%, 8/10/47 ....
193,777

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 250,000
COMM Mortgage Trust, Series 2017-
COR2, Class A3, 3.510%, 9/10/50 ....
$ 275,974
500,000
CSAIL Commercial Mortgage Trust, Series
2015-C3, Class A4, 3.718%, 8/15/48 ..
545,882
367,042
FRESB Mortgage Trust, Series 2017-SB36,
Class A10F, 2.880%, 7/25/27(c) ......
376,753
175,000
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(b) .....
175,877
550,000
GS Mortgage Securities Trust, Series 2012-
GCJ7, Class AS, 4.085%, 5/10/45 .....
560,502
300,000
GS Mortgage Securities Trust, Series 2013-
GC14, Class A5, 4.243%, 8/10/46 ....
319,815
85,000
GS Mortgage Securities Trust, Series 2014-
GC24, Class A5, 3.931%, 9/10/47 ....
92,312
500,000
GS Mortgage Securities Trust, Series 2016-
GS4, Class A4, 3.442%, 11/10/49(c) ...
548,173
272,000
GS Mortgage Securities Trust, Series 2020-
GC47, Class A5, 2.377%, 5/12/53 ....
280,965
500,000
GS Mortgage Securities Trust, Series 2020-
GSA2, Class A5, 2.012%, 12/12/53 ...
498,881
222,379
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
B, 5.013%, 2/15/46(b)(c) ...........
226,442
500,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
536,396
185,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class
A4, 3.648%, 12/15/49(c) ...........
204,491
100,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
107,756
500,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2016-C32, Class A4,
3.720%, 12/15/49 ................
556,480
492,650
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class A4,
3.091%, 8/10/49 .................
503,765
644,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A4, 3.809%,
12/15/48 .......................
711,594
50,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.794%,
12/15/49 .......................
55,809
500,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57, Class A4, 2.118%,
8/15/53 .......................
504,621
2,072
WFRBS Commercial Mortgage Trust,
Series 2011-C4, Class A4, 4.902%,
6/15/44(b)(c) ...................
2,071
102,419
WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class A4, 3.667%,
11/15/44 .......................
102,607
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 162,000
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class A3, 2.875%,
12/15/45 .......................
$ 166,171
350,000
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2, 3.431%,
6/15/45 .......................
355,565
200,000
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS, 3.660%,
8/15/45 .......................
205,010
84,695
WFRBS Commercial Mortgage Trust,
Series 2013-UBS1, Class A4, 4.079%,
3/15/46(c) .....................
90,394
164,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
178,814
Total Commercial Mortgage-Backed
Securities
(Cost $12,316,589) ............... 12,489,527
CORPORATE BONDS — 1.3%
Diversified Telecommunication Services — 0.7%
328,125
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(b) ........... 352,032
Equity Real Estate Investment Trusts (REITS)
— 0.6%
250,000
American Tower Trust, 3.652%, 3/23/28(b) 274,037
Total Corporate Bonds
(Cost $593,547) ................. 626,069
MORTGAGE-BACKED SECURITIES — 31.7%
Fannie Mae
—
19.5%
497,017
3.590%, 1/1/24, Pool #BL1146 ........ 511,688
196,117
3.000%, 1/1/31, Pool #BA6574 ........ 207,500
480,051
4.500%, 3/1/34, Pool #CA3294 ........ 527,774
426,522
2.500%, 11/1/35, Pool #CA7939 ....... 444,765
85,666
5.500%, 6/1/38, Pool #984277 ......... 99,657
44,532
5.500%, 8/1/38, Pool #995072 ......... 51,645
58,655
4.500%, 9/1/39, Pool #AC1830 ........ 65,337
54,659
4.500%, 10/1/40, Pool #AE4855 ....... 61,001
105,466
3.500%, 2/1/41, Pool #AH5646 ........ 115,159
159,303
4.000%, 3/1/41, Pool #AH4008 ........ 174,324
406,781
2.500%, 5/1/41, Pool #MA4334 ........ 423,598
44,122
4.500%, 6/1/41, Pool #AC9298 ........ 49,386
143,915
5.000%, 7/1/41, Pool #AI5595 ......... 163,984
201,419
4.000%, 9/1/41, Pool #AJ1717 ........ 221,566
186,904
3.500%, 6/1/42, Pool #AB5373 ........ 201,992
52,772
4.500%, 10/1/44, Pool #MA2066 ....... 58,162
174,000
4.000%, 12/1/44, Pool #MA2127 ....... 191,333
168,557
4.500%, 1/1/45, Pool #MA2158 ........ 184,476
188,538
3.500%, 3/1/45, Pool #AS4552 ........ 203,735

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 211,047
4.000%, 10/1/45, Pool #AL7487 ....... $ 229,323
143,102
4.000%, 11/1/46, Pool #MA2808 ....... 154,157
157,703
3.000%, 2/1/47, Pool #BE2329 ........ 166,361
114,790
4.000%, 5/1/47, Pool #BE9598 ........ 123,362
109,906
4.500%, 11/1/47, Pool #BM3286 ....... 120,891
224,161
3.500%, 12/1/47, Pool #CA0833 ....... 237,407
127,473
4.500%, 5/1/48, Pool #CA1711 ........ 137,746
186,994
3.500%, 9/1/49, Pool #BJ9608 ......... 196,858
373,486
3.500%, 6/1/50, Pool #CA6097 ........ 393,217
388,253
3.000%, 7/1/50, Pool #CA6421 ........ 405,799
380,537
3.000%, 7/1/50, Pool #CA6422 ........ 397,510
465,118
2.500%, 8/1/50, Pool #FM4055 ........ 482,040
475,103
3.000%, 9/1/50, Pool #CA7051 ........ 496,596
579,042
2.500%, 10/1/50, Pool #FM4702 ....... 601,202
669,466
2.500%, 3/1/51, Pool #FM6523 ........ 693,564
495,886
3.000%, 5/1/51, Pool #FM7346 ........ 520,968
9,314,083
Freddie Mac
—
6.8%
68,523
4.000%, 11/1/32, Pool #ZS8993 ....... 74,615
292,892
3.500%, 5/1/35, Pool #ZA2378 ........ 314,092
209,051
4.000%, 5/1/37, Pool #ZA2461 ........ 227,067
29,150
5.500%, 10/1/39, Pool #ZI9359 ........ 33,808
43,681
5.000%, 4/1/40, Pool #ZI9910 ......... 49,486
87,524
5.500%, 4/1/40, Pool #ZA1042 ........ 101,228
40,000
5.000%, 8/1/40, Pool #ZA1056 ........ 45,703
104,462
4.000%, 11/1/40, Pool #ZJ0654 ........ 114,900
103,314
4.000%, 12/1/40, Pool #ZJ0811 ........ 113,635
220,503
3.500%, 8/1/42, Pool #ZL3508 ........ 239,301
317,443
3.500%, 3/1/43, Pool #ZT1107 ........ 342,638
233,924
3.500%, 1/1/45, Pool #ZL8964 ........ 252,422
195,542
3.500%, 3/1/45, Pool #ZT1164 ........ 211,062
146,539
3.000%, 1/1/46, Pool #ZS4646 ........ 154,395
165,324
4.000%, 4/1/46, Pool #ZM1015 ........ 178,570
144,457
3.500%, 12/1/47, Pool #ZM5123 ....... 152,947
388,740
2.500%, 11/1/49, Pool #QA4396 ....... 402,732
202,875
3.000%, 1/1/50, Pool #QA6230 ........ 212,057
3,220,658
Ginnie Mae
—
0.0%
10,623
4.000%, 12/20/40, Pool #755678 ....... 11,569
UMBS (TBA)
—
5.4%
1,500,000
2.000%, 7/1/51 ................... 1,516,582
1,000,000
2.500%, 7/1/51 ................... 1,034,961
2,551,543
Total Mortgage-Backed Securities
(Cost $14,826,193) ............... 15,097,853
U.S. TREASURY NOTES — 3.3%
1,500,000
1.500%, 8/15/26 ................. 1,545,234
Total U.S. Treasury Notes
(Cost $1,544,302) ................ 1,545,234
Shares Fair Value
MONEY MARKET FUND — 18.6%
8,896,821
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(d) .......
$ 8,896,821
Total Money Market Fund
(Cost $8,896,821) ................ 8,896,821
Total Investments — 116.5%
(Cost $54,615,688) ............................ 55,571,741
Net Other Assets (Liabilities) — (16.5)% ............. (7,858,917)
NET ASSETS — 100.0% .......................
$ 47,712,824
(a) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2021. The maturity date reflected is the final maturity date.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2021. The maturity date reflected is the final maturity date.
(d) Represents the current yield as of report date.
STEP Step Coupon Bond
TBA To Be Announced

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund
June 30, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Quality Income Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
June 30, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Quality Income Fund ................. $ 8,896,821(a) $ 46,674,920(b) $ — $ 55,571,741
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
June 30, 2021 (Unaudited)
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.